Derivative financial instruments - Summary of Interest Rate Swap (IRS) Agreements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (14,138)	€ (21,483)	€ (10,433)
Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	(2,412)	(649)	(5,515)
Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Notional amount	323,816	€ 321,826	274,336
IRS 1 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0		(1,031)
IRS 1 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Feb. 17, 2021
Fixed interest rate	0.47%
Notional amount	€ 0		80,000
IRS 2 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (192)		(366)
IRS 2 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jan. 27, 2023
Fixed interest rate	0.27%
Notional amount	€ 20,000		20,000
IRS 3 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (144)		(309)
IRS 3 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Feb. 08, 2023
Fixed interest rate	0.17%
Notional amount	€ 20,000		20,000
IRS 4 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (523)		(988)
IRS 4 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Apr. 27, 2023
Fixed interest rate	0.26%
Notional amount	€ 50,000		50,000
IRS 5 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (483)		(898)
IRS 5 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Aug. 03, 2023
Fixed interest rate	0.28%
Notional amount	€ 40,000		40,000
IRS 6 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (801)		(1,549)
IRS 6 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Nov. 17, 2023
Fixed interest rate	0.34%
Notional amount	€ 60,000		60,000
IRS 7 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (109)		0
IRS 7 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Apr. 15, 2024
Fixed interest rate	(0.24%)
Notional amount	€ 80,000		0
IRS 8 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 72		0
IRS 8 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 20, 2024
Fixed interest rate	0.01%
Notional amount	€ 50,000		0
IRS 9 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (57)		(108)
IRS 9 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jul. 29, 2027
Fixed interest rate	0.80%
Notional amount	€ 1,996		2,334
IRS 10 [Member] | Interest rate swap contract [member] | Interest rate risk [member] | At fair value [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (175)		(266)
IRS 10 [Member] | Interest rate swap contract [member] | Financial Instruments Held For Hedging [Member] | Interest rate risk [member]
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 18, 2031
Fixed interest rate	1.94%
Notional amount	€ 1,820		€ 2,002